UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment: [_]; Amendment Number: ____

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:     AT&T Investment Management Corporation ("ATTIMCO")
Address:  295 North Maple Avenue, Room 7202M2
          Basking Ridge, NJ  07920

Form 13F File Number: 28-5552

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lynn Carroll
Title:    Vice President and Chief Operating Officer
Phone:    908-221-2574

Signature, Place, and Date of Signing:

/s/  Lynn Carroll     Basking Ridge, New Jersey      November 1, 2001
-----------------     -------------------------      ----------------
   [Signature]             [City, State]                 [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      3

Form 13F Information Table Value Total:      $160,641.782


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE


     COLUMN 1                  COLUMN 2      COLUMN 3   COLUMN 4    COLUMN 5     COLUMN 6     COLUMN 7         COLUMN 8
------------------          --------------   --------   --------    --------    ----------    --------   ------------------------
                                                          VALUE     SHRS OR     INVESTMENT     OTHER       VOTING AUTHORITY
  NAME OF ISSUER            TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT     DISCRETION    MANAGERS   SOLE       SHARED   NONE
------------------          --------------   --------   --------    --------    ----------    --------   ----       ------   ----

Taubman Centers, Inc.       Common           876664103    4,562.500   365,000   Sole          Sole         365,000

Simon Property Group, Inc.  Common           828806109  122,312.543 4,545,245   Sole          Sole       4,545,245

Simon Property Group, Inc.  Pfd. Conv.       828806406   33,766,739   438,700   Sole          None                           438,700
                              Series B
